Goodwill and intangible assets, net - Intangible Assets with Definite Lives (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Cost	€ 675	€ 675
(Accumulated Amortization)	(406)	(271)
Intangible assets with definite lives, net	269	404
Trademark/domain
Finite-Lived Intangible Assets [Line Items]
Cost	675	675
(Accumulated Amortization)	(406)	(271)
Intangible assets with definite lives, net	€ 269	€ 404